Stock-Based Compensation	6 Months Ended	9 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

NOTE 10 – Stock-Based Compensation

Share-based compensation expense was included in general and administrative and research and development expenses as follows in the accompanying condensed consolidated statements of operations:

	Three Months Ended		Six Months Ended
	March 31,		March 31,
	2019	2018	2019	2018
General and administrative	$26,105	$252,000	$141,105	$252,000
Research and development	44,112	2,437	48,092	2,437
Total share-based compensation	$70,217	$254,437	$189,197	$254,437

Stock Options

During the three and six month period ended March 31, 2019, under the 2017 Equity Incentive Plan (the "2017 Plan"), the Company granted 150,548 and 325,548 stock options to its employees, consultants and scientific advisory board members where vesting commences upon grant ranging over a 36 to 48 month period based on a time of service vesting condition. The grant date fair value of grants was $1.11 and $1.12 per share during the three and six month periods ending March 31, 2019, respectively. There were no stock options granted during the three and six month periods ending March 31, 2018.

The weighted-average assumptions used in the Black-Scholes option-pricing model are as follows for the stock options granted during the three and six month periods ended March 31, 2019:

	Three Months	Six Months
	Ended	Ended

Expected stock price volatility	50.7%	50.2%
Expected life of options (years)	6.0	5.9
Expected dividend yield	0%	0%
Risk free interest rate	2.6%	2.7%

See other stock-based awards section below for stock-based award grants committed, but not formally issued as of March 31, 2019.

During the three and six months ended March 31, 2019, 39,675 stock options vested and during the three and six months ended March 31, 2018, no stock options vested. During the three and six months ended March 31, 2019 and 2018, 93,555 and zero stock options were exercised, respectively. No stock options were forfeited during the three and six months ended March 31, 2019 and 2018.

Evergreen provision

Under the 2017 Plan, the shares reserved automatically increase on January 1st of each year, for a period of not more than ten years from the date the 2017 Plan is approved by the stockholders of the Company, commencing on January 1, 2019 and ending on (and including) January 1, 2027, to an amount equal to 13% of the fully-diluted shares outstanding as of December 31st of the preceding calendar year. Notwithstanding the foregoing, the Board may act prior to January 1st of a given year to provide that there will be no January 1st increase in the share reserve for such year or that the increase in the share reserve for such year will be a lesser number of shares of common stock than would otherwise occur pursuant to the preceding sentence. "Fully Diluted Shares" as of a date means an amount equal to the number of shares of common stock (i) outstanding and (ii) issuable upon exercise, conversion or settlement of outstanding Awards under the 2017 Plan and any other outstanding options, warrants or other securities of the Company that are (directly or indirectly) convertible or exchangeable into or exercisable for shares of common stock, in each case as of the close of business of the Company on December 31 of the preceding calendar year. On January 1, 2019, 498,848 shares were added to 2017 Plan as a result of the evergreen provision.

As of March 31, 2019, 1,881,896 shares were available for future issuance on a combined basis under the 2016 Equity Incentive Plan and 2017 Plan. Unrecognized stock-based compensation was $319,234 as of March 31, 2019. The unrecognized share-based expense is expected to be recognized over a weighted average period of 3.2 years.

Other Stock-Based Awards

250,000 shares of common stock were reserved in February 2018 as a result of a consulting agreement for investor relations services executed in February 2018. Under the agreement, 50,000 and 100,000 shares of common stock were awarded during the six month periods ended March 31, 2019 and 2018, respectively, subject to time-based vesting conditions. The compensation expense related to the vested common shares was included in the total stock-based services expense referenced above which totaled $115,000 and $252,000 for the six month periods ended March 31, 2019 and 2018, respectively. The expense was based on the fair value of the underlying common stock at the point of vesting which was $2.30 and $2.52 per share during the six month periods ending March 31, 2019 and 2018, respectively. The underlying stock price used in the analysis was on a non-marketable basis and was according to the market approach, considering both the traded price and forward multiples from guideline public companies, using allocation and marketability-discount methodologies. As of November 2018, all shares under the February 2018 share reserve were issued from the Company's authorized but unissued shares, but were not eligible to be issued under the 2016 Plan or 2017 Plan reserves.

As of March 31, 2019, the Company had formal obligations to issue future common stock options relating to several consulting agreements. The estimated liability associated with the vested portions of these awards was recorded in accrued expenses in the accompanying condensed consolidated balance sheets as of March 31, 2019. The corresponding stock-based services expense related to the stock-based award liabilities amounted to $23,563 and $27,543 during the three and six month periods ended March 31, 2019, respectively, and was included in research and development expense in the accompanying condensed consolidated statements of operations. The corresponding stock-based services expense relating to the stock-based award liabilities amounted to $2,437 during the three and six month periods ended March 31, 2018 and was included in research and development expense in the accompanying condensed consolidated statements of operations.

The number of option shares and pricing under the consulting agreement will not be set until the occurrence of the award date which is defined as the earlier to occur of a public offering, qualified financing, or June 30, 2019. The number of option shares under the agreement is based on a $3,000 monthly compensation amount divided by the fair value of the underlying common stock on the award date. The exercise price will also be set at the fair value of the underlying common stock on the award date. The liability associated with the unissued options was based on an option share equivalent estimate that reflects the portion of the award where performance vesting conditions have been met as of March 31, 2019 and was based on the fair value of the Company's common stock on March 31, 2019 as the award date has not occurred. The common stock fair value on March 31, 2019 was $2.38 per share and was determined based on a non-marketable basis and was according to the market approach, considering the traded price, forward multiples from guideline public companies and recent private placement transactions, using allocation and marketability-discount methodologies. The total accrued liability for this award at March 31, 2019 was $38,696.

The weighted-average assumptions used in the Black-Scholes option-pricing model are as follows for the stock- option liability outstanding as of March 31, 2019:

2018

Expected stock price volatility	50.7%
Expected life of options (years)	5
Expected dividend yield	0%
Risk free interest rate	2.2%

Upon the issuance of all of the unissued options associated with the stock-based award liabilities, the estimated number of shares available for future issuance as of March 31, 2019 would be reduced from 1,881,896 shares to 1,846,602 shares as a result of the potential stock option issuance under the second consulting agreement.

NOTE 9 - Stock-Based Compensation

During the nine month transition period ended September 30, 2018 and for the year ended December 31, 2017, stock-based services expense related to the stock options, restricted stock awards and stock-based award liabilities was included in general and administrative and research and development costs as follows in the accompanying statements of operations:

	2018	2017

General and administrative	$480,653	$2,065
Research and development	5,467	74,729
Total stock-based services expense	$486,120	$76,794

NeuroOne formally adopted an equity incentive plan (the "2016 Plan") on October 27, 2016 which was subsequently adopted by the Company upon completion of the Acquisition. In addition, the Company adopted a 2017 Equity Incentive Plan (the "2017 Plan") on April 17, 2017. The 2016 and 2017 Plans provide for the issuance of restricted shares and stock options to employees, directors, and consultants of the Company. The Company reserved 2,292,265 shares of common stock (as adjusted for the exchange ratio in connection with the Acquisition) for issuance under the 2016 and 2017 Plans on a combined basis. The Company began granting stock options and restricted stock awards in the second quarter of 2017. During the nine month transition period ended September 30, 2018 and for the year ended December 31, 2017, 2,500 and 365,716 stock options were granted to directors and consultants at a weighted average exercise price of $5.34 and $0.035 per share, respectively. The stock options granted during the nine month transition period ended September 30, 2018 and during the year ended December 31, 2017 had a weighted average grant date fair value of $2.48 and $0.014 per share, respectively, with the vesting period ranging from several weeks upon grant to two months from grant. The options expire ten years from the date of grant. In addition, the Company issued 215,453 shares of restricted common stock at a grant date fair value of $0.034 with performance vesting conditions from the 2016 Plan during the year ended December 31, 2017. There were no restricted common stock awards issued out of the 2016 Plan or 2017 Plan during the nine month transition period ended September 30, 2018. All performance vesting conditions for the restricted common stock were met and there were no unvested shares as of September 30, 2018 and December 31, 2017. Compensation expense associated with restricted common stock was zero and $7,220 for the nine month transition period ended September 30, 2018 and for the year ended December 31, 2017, respectively.

The following table summarizes the Company's stock option plan activity for the nine month transition period ended September 30, 2018 and for the year ended December 31, 2017 as follows:

			Weighted-
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Term (years)	Value(1)
Outstanding at December 31, 2016	—	—	—	—
Granted	365,716	$0.03	—	—
Exercised	—	—	—	—
Forfeited/Cancelled	—	—	—	—
Outstanding at December 31, 2017	365,716	$0.03	9.3	$908,920
Granted	2,500	$5.34	—	—
Exercised	—	—	—	—
Forfeited/Cancelled	—	—	—	—
Outstanding at September 30, 2018	368,216	$0.07	8.6	$820,862
Vested and exercisable at September 30, 2018	368,216	$0.07	8.6	$820,862

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the estimated fair value of our common stock as of September 30, 2018 and December 31, 2017 of $2.30 and $2.52 per share, respectively.

The weighted-average assumptions used in the Black-Scholes option-pricing model are as follows for the stock options granted during the nine month transition period ended September 30, 2018 and the year ended December 31, 2017:

	2018	2017

Expected stock price volatility	49.8%	47.8%
Expected life of options (years)	5.0	5.0
Expected dividend yield	0%	0%
Risk free interest rate	2.8%	1.9%

During the nine month transition period ended September 30, 2018, 2,500 stock options vested, and the weighted average grant date fair value per option was $2.48. During the year ended December 31, 2017, 365,716 stock options and 215,453 restricted stock awards vested. The weighted average grant date fair value per share of common stock issuable upon exercise of options and of restricted stock awards vesting during the year ended December 31, 2017 was $0.014 and $0.034, respectively. No stock options were forfeited during the nine month transition period ended September 30, 2018 or during the year ended December 31, 2017. As of September 30, 2018, 1,708,596 shares were available for future issuance on a combined basis under the 2016 and 2017 Plans.

Other Stock-Based Awards

Up to 250,000 shares of common stock were reserved in February 2018 as a result of a consulting agreement for investor relations services executed in February 2018. Under the agreement, 200,000 shares of common stock were awarded during the nine month transactional period ended September 30, 2018. The shares were awarded based on a performance vesting condition that was met in February 2018 and a time-based vesting condition that was met in both May 2018 and August 2018. The compensation expense related to the vested common shares was included in the total stock-based services expense referenced above which totaled $469,500. The expense was based on the fair value of the underlying common stock at the point of vesting which was $2.52 per share for 100,000 shares that vested in February 2018, $2.30 per share for the 50,000 shares that vested in May 2018, and $2.05 per share for the 50,000 shares that vested in August 2018. The underlying stock price used in the analysis was on a non-marketable basis and was according to the market approach, considering both the traded price and forward multiples from guideline public companies, using allocation and marketability-discount methodologies. The remaining 50,000 shares of the share commitment under the agreement vested in November 2018.

Additionally, the Company recorded stock-based services expense related to unissued stock options associated with a second consulting agreement whereby the number of option shares and pricing will not be set until the occurrence of the award date which is defined as the earlier to occur of a public offering, qualified financing, or December 31, 2018 (as amended from the originally stated June 30, 2018 date). The number of option shares under the agreement is based on a $3,000 monthly compensation amount divided by the fair value of the underlying common stock on the award date. The exercise price will also be set at the fair value of the underlying common stock on the award date. The liability associated with the unissued options was based on an option share equivalent estimate that reflects the portion of the award where performance vesting conditions have been met as of September 30, 2018 and was based on the fair value of the Company's common stock on September 30, 2018 as the award date has not occurred. The common stock fair value on September 30, 2018 was $2.30 per share and was determined based on a non-marketable basis and was according to the market approach, considering both the traded price and forward multiples from guideline public companies, using allocation and marketability-discount methodologies.

The stock-based services expense associated with the unissued stock options was $11,153 during the nine month transition period ended September 30, 2018 and is classified in accrued expenses at September 30, 2018. The liability for the unissued stock options was based on the following weighted-average assumptions using the Black-Scholes option-pricing model:

2018

Expected stock price volatility	49.8%
Expected life of options (years)	5.0
Expected dividend yield	0%
Risk free interest rate	2.9%

Upon the issuance of all of the unissued options associated with the stock-based award liabilities, the estimated number of shares available for future issuance as of September 30, 2018 would be reduced from 1,708,596 to 1,698,161 shares as a result of the remaining stock options to be issued upon vesting under the second consulting agreement. The 250,000 shares of common stock issuable under the February 2018 consulting agreement are not eligible for issuance under either the 2016 Plan or 2017 Plan because the 2016 Plan and 2017 Plan limit plan participants to individuals.